Contract liabilities - Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party balances and transactions
Contract liabilities, current and non-current	$ 7,458	$ 26,456
Revenue recognized from contract liabilities	20,973	25,160
Transaction price allocated to the performance obligation	8,880	26,456
Nonrelated Party
Related party balances and transactions
Contract liabilities, current	123	876	[1]
Contract liabilities, non-current	0	3	[1]
Related Party
Related party balances and transactions
Contract liabilities, current	7,325	20,493	[1]
Contract liabilities, non-current	$ 10	$ 5,084	[1]

[1]	Restated (refer to Note 2(c))